Share Based Compensation	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION

14. SHARE BASED COMPENSATION

Share option plan

A total of 5,500,000 Class A Ordinary Shares (subject to subsequent adjustments described more fully below) may be issued pursuant to awards under the 2017 Omnibus Incentive Plan (the “2017 Share Option Plan”). Subsequent adjustments include that on each January 1, starting with January 1, 2020, an additional number of shares equal to the lesser of (i) 2% of the outstanding number of Class A Ordinary Shares (on a fully diluted basis) on the immediate preceding December 31, and (ii) such lower number of Class A Ordinary Shares as may be determined by the board of directors, subject in all cases to adjustments as provided in Section 10 of the 2017 Share Option Plan. Awards will be made pursuant to agreements and may be subject to vesting and other restrictions as determined by the board of directors.

On March 15, 2019, the Group granted 218,222 share options to directors, employees, external consultants and advisors of the Group with an exercise price of $12.91. On March 16, 2020, the Group granted 536,777 share options to directors, employees, external consultants and advisors of the Group with an exercise price of $2.99. On June 1, 2020, the Group granted 148,792 share options to directors and employees of the Group with an exercise price of $3.11. On August 10, 2020, 27,473 options were granted to a consultant with an exercise price is $3.64 per share. On March 11, 2021, the Company granted total 752,185 share options to employees, directors, external consultants and advisors of the Group with an exercise price of $2.76.

A summary of the option activity as of June 30, 2021 and 2020 and changes during the period is presented below:

	Number of share options	Weighted average exercise price $	Remaining contractual term in years	Aggregate Intrinsic value $

Outstanding, January 1, 2021	717,717	3.76	11.22

Granted	752,185	2.76	12.29
Exercised	(158,125)	3.79		15,969
Forfeited	(5,602)	2.92
Outstanding, June 30, 2021	1,306,175	3.18	11.50	423,411
Exercisable, June 30, 2021	298,803	4.35	10.40	48,779

Outstanding, January 1, 2020	218,222	12.91	11.51

Granted	685,569	3.02	12.02
Exercised	(2,274)	12.91	-	-
Forfeited	(2,150)	8.79	-
Outstanding, June 30, 2020	899,367	5.38	11.60	-
Exercisable, June 30, 2020	106,852	12.91	10.51	-

The weighted-average grant date fair value of share option grants during the six months ended June 30, 2021 and 2020 was $2.57 and $1.76, respectively. The maximum contractual term for share option was 12.8 years.

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model under the following assumptions.

	Granted in 2021	Granted in 2020
Expected volatility	97.70%	88.44%-96.55%
Risk-free interest rate	1.64%	0.59%-0.69%
Expected term from grant date (in years)	5.62-6.41	5.25-7.29
Dividend rate	-	-
Dilution factor	1	0.9909-1
Fair value	$2.51-$2.60	$1.55-$2.66

In connection with the grant of share options to employees and non-employees, the Group recorded share-based compensation charges of $491,696 and $221,223 for the six months ended June 30, 2021 respectively, and $427,062 and $157,032 for the six months ended June 30, 2020 respectively.